Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000245604
Shareholder Report [Line Items]
Fund Name	BFS Equity Fund
Class Name	Institutional Class
Trading Symbol	BFSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(855) 575-2430
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BFS Equity Fund - Institutional Class	S&P 500® Index	Dow Jones Industrial Average®
May-2015	$10,000	$10,000	$10,000
May-2016	$9,909	$10,172	$10,139
May-2017	$11,212	$11,948	$12,284
May-2018	$12,935	$13,667	$14,607
May-2019	$13,819	$14,184	$15,198
May-2020	$14,693	$16,005	$15,932
May-2021	$19,789	$22,458	$22,113
May-2022	$18,857	$22,391	$21,527
May-2023	$18,680	$23,045	$21,950
May-2024	$23,513	$29,540	$26,334
May-2025	$25,663	$33,535	$29,274

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	9.14%	11.80%	9.88%
S&P 500® Index	13.52%	15.94%	12.86%
Dow Jones Industrial Average®	11.16%	12.94%	11.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,343,984
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 333,067
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,343,984 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$333,067 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.7%
Money Market Funds	6.0%
U.S. Government & Agencies	4.3%

Sector Weighting (% of net assets)

Value	Value
Energy	2.2%
Consumer Staples	3.7%
U.S. Treasury Obligations	4.3%
Money Market Funds	6.0%
Health Care	6.3%
Industrials	7.3%
Materials	8.6%
Communications	9.7%
Consumer Discretionary	10.6%
Financials	12.3%
Technology	29.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.7%
Fidelity Investments Money Market Government Portfolio, Institutional Class	6.0%
NVIDIA Corp.	5.8%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.7%
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	4.2%
Apple, Inc.	3.8%
Broadcom, Inc.	3.1%
MasterCard, Inc., Class A	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.
C000089323
Shareholder Report [Line Items]
Fund Name	LS Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LSOFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(877) 336-6763
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$272	2.67%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	10 Years
LS Opportunity Fund - I	3.49%	8.12%	6.60%
S&P 500® Index	13.52%	15.94%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,460,045
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,417,428
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$191,460,045 Number of Portfolio Holdings96 Advisory Fee (net of waivers)$3,417,428 Portfolio Turnover66%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Put Options Purchased	0.1%
Exchange-Traded Funds	0.8%
Communication Services	1.1%
Real Estate	1.6%
Materials	2.6%
Energy	3.6%
Consumer Discretionary	5.5%
Information Technology	7.3%
Health Care	7.5%
Money Market	7.6%
Consumer Staples	9.5%
Industrials	15.6%
Financials	37.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	7.6%
Brown & Brown, Inc.	3.7%
PNC Financial Services Group, Inc. (The)	3.3%
Fairfax Financial Holdings Ltd.	3.3%
Eaton Corp. PLC	3.3%
Progressive Corp. (The)	3.1%
Arthur J. Gallagher & Co.	2.9%
Globe Life, Inc.	2.8%
Abbott Laboratories	2.6%
Everest Re Group, Ltd.	2.5%